THE SARATOGA ADVANTAGE TRUST

January 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	The Saratoga Advantage Trust (the “Trust”)
File Nos. 033-79708 and 811-08542
CIK No. 0000924628

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust. Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the below-referenced Portfolios and share classes of the Trust, the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 167 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 29, 2025 (SEC Accession No. 0001206774-25-000816).

Portfolio	Share Class
U.S. Government Money Market Portfolio	Class A/C/I
Health & Biotechnology Portfolio	Class A/C/I
Mid Capitalization Portfolio	Class A/C/I
Technology & Communications Portfolio	Class A/C/I
Investment Quality Bond Portfolio	Class A/C/I
Large Capitalization Value Portfolio	Class A/C/I
Large Capitalization Growth Portfolio	Class A/C/I
Small Capitalization Portfolio	Class A/C/I
International Equity Portfolio	Class A/C/I
Aggressive Balanced Allocation Portfolio	Class A/C/I
Conservative Balanced Allocation Portfolio	Class A/C/I
Moderate Balanced Allocation Portfolio	Class A/C/I
Moderately Aggressive Balanced Allocation Portfolio	Class A/C/I
Moderately Conservative Balanced Allocation Portfolio	Class A/C/I

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

Chief Executive Officer and Chairman of the Board

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